Account Payables and Accrued Expenses (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current prepayments and current accrued income [abstract]
2019 (included in current liabilities)	$ 6,388	$ 769
2020 (included in long-term liabilities)	1,248
Contract liabilities, revenue	$ 7,636	$ 797